Non-current assets held for sale (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Non-current Assets Held For Sale
Balance at the beginning of the fiscal year	R$ 1,097,212	R$ 909,546	R$ 1,065,420
Loan enforcements - repossession of assets	691,020	591,126	201,391
Capital Increase in Entities Held for Sale	25,826	44,079	56,512
Disposals	(667,668)	(447,539)	(413,777)
Balance at the end of the fiscal year, gross	1,146,390	1,097,212	909,546
Provision for impairment losses (1)	R$ (104,117)	R$ (183,140)	R$ (210,410)
Provision as a percentage of enforced assets	9.08%	16.69%	23.13%
Balance at the end of the fiscal year	R$ 1,042,273	R$ 914,072	R$ 699,136